Accrued Expenses and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following as of September 30, 2020 and March 31, 2020:

	September 30, 2020	March 31, 2020
Accrued wages and welfare	64,372	61,776
Other tax payable	-	25,206
Rental payable	44,108	24,972
Other payables	118,590	118,963
	$227,070	$230,917

Accrued expenses and other payables consist of the following as of March 31, 2020 and 2019:

	2020	2019
Accrued wages and welfare	61,776	84,677
Other tax payable	25,206	47,445
Rental payable	24,972	-
Other payables	118,963	127,715
	$230,917	$259,837